Operating Revenues - Components of Operating Revenues (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Voice		¥ 61,678	¥ 70,185
Internet		172,554	150,449
Information and application services		73,044	66,881
Telecommunications network resource and equipment services		19,125	17,781
Others		39,828	47,238
Operating revenues	¥ 377,124	¥ 366,229	¥ 352,534